Long-term obligations - Early redemption schedule (Detail)	Dec. 31, 2013
8 5/8% Senior Notes, due 2018 [Member]
Debt Instrument, Redemption [Line Items]
2014	104.313%
2015	102.156%
2016 and thereafter	100.00%
7 7/8% Senior Notes, due 2019 [Member]
Debt Instrument, Redemption [Line Items]
2014	103.938%
2015	101.969%
2016 and thereafter	100.00%